Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share
Schedule of computation of earnings per share

	For the Year Ended December 31,
	2021	2022	2023
Numerator:
Net loss	(4,016,949)	(14,437,104)	(20,719,753)
Accretion on redeemable non-controlling interests to redemption value	(6,586,579)	(279,355)	(303,163)
Net loss attributable to non-controlling interests	31,219	157,014	(124,051)
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(10,572,309)	(14,559,445)	(21,146,967)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,572,702,112	1,636,999,280	1,700,203,886
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(6.72)	(8.89)	(12.44)

Schedule of weighted average numbers of ordinary shares outstanding

	For the Year Ended December 31,
	2021	2022	2023
Restricted shares	1,358,110	4,051,753	—
Outstanding weighted average options granted	56,768,907	55,132,378	43,876,236
Convertible notes	45,323,169	37,671,003	57,008,080
Total	103,450,186	96,855,134	100,884,316